PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R GOVERNMENT BOND FUND

Bondholders experienced a breathtaking roller coaster ride over the past twelve months. Investors who turned to bonds for safety and security instead experienced volatility and uncertainty. Market volatility caused by economic problems in Asia and Russia caused the collapse of the hedge fund, Long Term Capital Management. As the hedge fund's losses mushroomed to over $4 billion, a consortium of 14 banks and brokerage firms negotiated a bailout plan. The demise of the little-known fund heightened concerns of a global liquidity crisis. This spurred the Federal Reserve into making three separate 25 basis point (or 1/4 percentage point) reductions in the Fed Funds rate, the rate banks charge each other for overnight borrowing. These events sparked a "flight to quality" as investors sold corporate bonds and shifted into U.S. Treasury Bonds. The yield on the 30-year Treasury bond subsequently declined to a three-decade low of 4.69% in October 1998.

Interest rates reversed course during 1999, however. The yield on the 30-year Treasury bond rose by 100 basis points or 1 percentage point. Economic data rather than stocks and emerging markets returned as the driving force behind movements in interest rates. The market sentiment on expected Federal Reserve interest rate action shifted from easing early in the year to tightening by late in the second quarter. Concerns that a global recession could hurt U.S. economic growth changed to worries that a global recovery could bring competition for the foreign capital that has supported U.S. Treasury markets.

As the difference in the yields between corporate bonds and Treasury securities increased, we took the opportunity to place approximately 35% of your portfolio in investment grade corporate issues. The diversification and a shorter weighted-average maturity of the fund enabled your fund (Class T) to achieve a return of (1.27)% since the beginning of 1999 versus a return of (1.51)% for the Lehman Government/Mortgage-Backed Securities Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SM&R GOVERNMENT BOND
FUND CLASS T AND LEHMAN BROTHERS GOVERNMENT/MORTGAGE-BACKED SECURITIES INDEX
                                                                                         Lehman Brothers                  SM&R
                                                                                    Government/Mortgage-  Government Bond Fund
                                                                                 Backed Securities Index               Class T
March 31, 1992                                                                                   $10,000                $9,551
August 31, 1992                                                                                  $10,711               $10,321
August 31, 1993                                                                                  $11,833               $11,366
August 31, 1994                                                                                  $11,671               $11,092
August 31, 1995                                                                                  $12,945               $12,407
August 31, 1996                                                                                  $13,484               $12,733
August 31, 1997                                                                                  $14,799               $13,928
August 31, 1998                                                                                  $16,411               $15,084
August 31, 1999                                                                                  $16,547               $15,199
Average Annual Return
Includes maximum sales charge
through 08/31/99. Inception date
of these classes is 01/01/99.
Share Class                                                                              Since Inception      w/o Sales Charge
A                                                                                                (5.86%)               (1.17%)
B                                                                                                (4.27%)               (1.30%)
C                                                                                                (3.64%)               (1.64%)
Average Annual Return
Includes maximum sales charge of 4.50%
through 08/31/99 for Class T shares.
Since inception                                                                                    5.77%
5 year                                                                                             5.54%
1 year                                                                                           (3.78%)

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

The SM&R Government Bond Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Returns for Class A, B and C will vary from Class T as shown above due to differences in expenses and sales charge structure. Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The maximum initial sales charge for Class A and C shares reflect the current maximum initial sales charges of 4.75% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the third year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months of purchase. Investor's share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R PRIMARY FUND

With the rapid decline and subsequent rise in long-term bond interest rates over the past twelve months, investors who turned to short-term bonds found some protection from the market's volatility. During the fourth quarter 1998, investors concerns about a collapse of emerging markets and a liquidity crisis drove long-term Treasury bond yields to a three-decade low.

Interest rates reversed course in 1999, however, as economic data rather than stocks and emerging markets returned as the reason for movement in interest rates. The yield on the 30-year Treasury bond rose by 100 basis points (or 1 percentage point) as Federal Reserve interest rate policy shifted from easing to tightening. From September through November 1998, the Federal Reserve reduced the Fed Funds rate (the rate banks charge each other for overnight loans) by 150 basis points in order to avert a worldwide liquidity crisis. In 1999, however, concerns that a global recession could hurt U.S. economic growth changed to worries that a global recovery could bring competition for the foreign capital that has supported U.S. Treasury markets. In order to take a "preemptive strike" against a rise in inflation, the Federal Reserve increased the Fed Funds rate 100 basis points, effectively "taking back" two-thirds of the interest rate reductions of the fall.

The weighted-average maturity of 0.05 years at the beginning of 1999 provided a great deal of price stability for your fund during this rise in interest rates. Approximately three percent of your portfolio's net assets were invested in the long bond (the 30-year U.S. Treasury bond) as yields topped 6.25%. Another 13 percent was invested in corporate bonds with maturities ranging from one to five years. These bonds represent a mix of sectors, including utility, financial and industrial. By the end of the fiscal year, August 31, 1999, the fund's weighted-average maturity had lengthened to 1.46 years.

These changes enhanced the yield and return for your fund. The total return for the SM&R Primary Fund from the beginning of 1999 through August 31, 1999 was 3.0% versus 1.8% for the Lehman 1-3 year Government/Corporate Bond Index. Your fund also outpaced this index for the past 12 months, returning 4.8% versus 4.0% for the index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SM&R PRIMARY
FUND AND LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX
                                                                                       Lehman
                                                                         Government/Corporate  SM&R Primary Fund
                                                                                        Index
March 31, 1992                                                                        $10,000            $10,000
August 31, 1992                                                                       $10,495            $10,149
August 31, 1993                                                                       $11,094            $10,411
August 31, 1994                                                                       $11,292            $10,714
August 31, 1995                                                                       $12,140            $11,250
August 31, 1996                                                                       $12,781            $11,820
August 31, 1997                                                                       $13,688            $12,409
August 31, 1998                                                                       $14,681            $13,048
August 31, 1999                                                                       $15,273            $13,669
Average Annual Return
through 08/31/99. There is no initial sales
charge.
Since inception                                                                         4.28%
5 year                                                                                  4.99%
1 year                                                                                  4.75%

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

The SM&R Primary Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. The SM&R Primary Fund does not have a sales charge. Average annual returns include reinvestment of all dividends and capital gains. Investor's share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R TAX FREE FUND

Yields have climbed in all key sectors of the U.S. Fixed income markets in 1999. The 30-year U.S. Treasury bond represents the extreme case with yields up roughly 135 basis points from the lows reached in October 1998 after the Russian debt crisis caused a worldwide flight to quality. The increase in yields in other market sectors, including municipals, has not been nearly so dramatic since these yields declined much less than similar maturity Treasuries. Generally, municipal security yields are 80% to 90% of comparable Treasuries. However, during October 1998, investors could buy AAA-rated municipal securities at higher yields than Treasuries with the same maturity.

Municipal yields have risen 75 basis points, or 3/4 of 1%, since the beginning of 1999. The slope of the municipal yield curve has remained extremely steep, with 20-year municipals yielding roughly 210 basis points more than 1-year issues. In the Treasury market, the difference between 1-year and 30-year bond yields is only about 80 basis points.

Your fund continues to be conservatively managed, predominately invested in general obligation and essential service revenue bonds. The weighted-average quality rating and weighted-average maturity are approximately AA+ and 11 years, respectively. This investment style has enabled your fund (Class T) to produce a total return of 6.19% for the volatile interest rate environment over the last five years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SM&R TAX FREE FUND AND LEHMAN BROTHERS MUNICIPAL INDEX
                                                        Lehman Brothers                   SM&R
                                                        Municipal Index  Tax Free Fund Class T
September 9, 1993                                               $10,000                 $9,551
August 31, 1994                                                  $9,901                 $9,412
August 31, 1995                                                 $10,779                $10,274
August 31, 1996                                                 $11,343                $10,806
August 31, 1997                                                 $12,392                $11,737
August 31, 1998                                                 $13,542                $12,744
August 31, 1999                                                 $13,610                $12,708
Average Annual Return
Includes maximum sales charge
through 08/31/99. Inception date of
these classes is 01/01/99.
Share Class                                             Since Inception       w/o Sales Charge
A                                                               (6.99%)                (2.37%)
B                                                               (5.76%)                (2.85%)
C                                                               (4.68%)                (2.72%)
Average Annual Return
Includes maximum sales charge of 4.50%
through 08/31/99 for Class T shares.
Since inception                                                   4.09%
5 year                                                            5.22%
1 year                                                          (4.75%)

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

The SM&R Tax Free Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Fund income from the SM&R Tax Free Fund may be subject to alternative minimum tax. Returns for Class A, B and C will vary from Class T as shown above due to differences in expenses and sales charge structure. Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The maximum initial sales charge for Class A and C shares reflect the current maximum initial sales charges of 4.75% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the third year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months of purchase. Investor's share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
GOVERNMENT AGENCIES--3.79%
Federal Home Loan Bank                            09/10/99     4.920     $  222,000   $   221,724
Federal Home Loan Mortgage Corporation            09/03/99     5.170        181,000       180,948
Federal Home Loan Mortgage Corporation            10/08/99     5.120        100,000        99,472
Federal National Mortgage Association             09/27/99     5.150        119,000       118,555
Federal National Mortgage Association             10/15/99     5.130        100,000        99,371
Federal National Mortgage Association             10/25/99     5.350        169,000       167,643
                                                                                      -----------
                                                      TOTAL COMMERCIAL PAPER--3.79%
                                                                    (Cost $887,713)       887,713
                                                                                      -----------
CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--4.02%
General Motors Corporation                        05/01/08     6.375      1,000,000       942,172
BANKS--4.00%
Chase Manhattan Corporation                       02/15/08     6.375      1,000,000       939,102
COMMUNICATION EQUIPMENT--2.22%
Tele-Communications, Incorporated                 01/15/03     8.250        500,000       521,010
FINANCIAL SERVICES--17.04%
Bear Stearns Companies, Incorporated              03/30/03     6.200        175,000       169,033
CNA Financial Corporation                         01/15/08     6.450      1,000,000       923,180
Household Finance Corporation                     06/17/08     6.400      1,000,000       931,264
Morgan Stanley, Dean Witter & Discover            03/01/07     6.875      1,000,000       970,139
Salomon, Incorporated                             03/01/00     6.500      1,000,000     1,002,653
                                                                                      -----------
                                                                                        3,996,269
MEDICAL SERVICES--4.28%
Aetna Services, Incorporated                      08/15/36     6.970      1,000,000     1,004,748
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--31.56%
                                                                  (Cost $7,814,826)     7,403,301
                                                                                      -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--60.77%
Federal Home Loan Bank                            08/05/04     7.380      1,000,000     1,031,576
Federal Home Loan Bank                            08/19/04     7.570      1,000,000     1,039,798
Federal Home Loan Bank                            10/25/05     6.230        150,000       146,907
Federal Home Loan Mortgage Corporation            08/01/05     6.750        165,000       165,976
Federal Home Loan Mortgage Corporation            09/15/06     7.000        162,289       163,370
Federal Home Loan Mortgage Corporation            03/15/07     7.000        861,999       864,784
Federal Home Loan Mortgage Corporation            09/15/07     7.000      1,000,000       999,420
Federal Home Loan Mortgage Corporation            08/15/08     7.000      1,600,000     1,601,600
Federal National Mortgage Association             02/11/02     7.500      1,585,000     1,627,846
Federal National Mortgage Association             04/22/02     7.550        200,000       205,891
Federal National Mortgage Association             09/12/05     6.550        100,000        99,596
Federal National Mortgage Association             02/02/07     7.500        500,000       489,126
Federal National Mortgage Association             04/10/07     7.700        300,000       296,549

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

                                                             INTEREST/
U S GOVERNMENT AGENCY AND                         MATURITY    STATED        FACE
U S GOVERNMENT SECURITIES                           DATE      RATE(%)      AMOUNT        VALUE
Federal National Mortgage Association             07/25/07     7.000     $1,000,000   $ 1,001,340
Federal National Mortgage Association             03/16/09     6.320        250,000       235,437
Federal National Mortgage Association             04/29/09     6.500      1,000,000       945,894
Federal National Mortgage Association             05/18/09     6.500      1,500,000     1,454,820
Federal National Mortgage Association             11/18/15     6.350        706,187       706,053
Tennessee Valley Authority                        12/15/17     6.250        300,000       278,648
Vende                                             09/15/15     6.500        906,285       898,472
                                                                                      -----------
                                                                                       14,253,103
U S GOVERNMENT SECURITIES--2.50%
U S Treasury Bonds                                02/15/26     6.000        500,000       475,312
U S Treasury Bonds                                08/15/28     5.500        125,000       111,680
                                                                                      -----------
                                                                                          586,992
                                                                                      -----------
                  TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--63.27%
                                                                 (Cost $14,786,143)    14,840,095
                                                                                      -----------
                                                          TOTAL INVESTMENTS--98.62%
                                                                 (Cost $23,488,682)    23,131,109
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.38%       324,579
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $23,455,688
                                                                                      ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 1999
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                            $ 23,131,109
Cash                                                                31,853
Prepaid expenses                                                    22,887
Receivable from investment advisor                                  10,931
Receivable for:
  Capital stock sold                                                18,571
  Interest                                                         238,602
  Expense reimbursement                                             29,076
Other assets                                                         2,782
                                                              ------------
                                                TOTAL ASSETS    23,485,811
                                                              ------------
LIABILITIES
  Capital stock reacquired                                           1,290
  Distribution payable                                               4,139
Accrued:
  Investment advisory fee                                           10,286
  Service fee                                                        5,143
Other liabilities                                                    9,265
                                                              ------------
                                           TOTAL LIABILITIES        30,123
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 23,455,688
                                                              ============
NET ASSETS:
Class A                                                       $     68,792
--------------------------------------------------------------------------
Class B                                                       $      7,743
--------------------------------------------------------------------------
Class C                                                       $     11,022
--------------------------------------------------------------------------
Class T                                                       $ 23,368,131
--------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                        6,747
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                          762
--------------------------------------------------------------------------
Class C:
  Authorized                                                   100,000,000
  Outstanding                                                        1,086
--------------------------------------------------------------------------
Class T:
  Authorized                                                    23,000,000
  Outstanding                                                    2,313,314
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.20
  Offering price per share: (Net Assets value of $10.20 /
   95.25%)                                                    $      10.71
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.16
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      10.15
  Offering price per share: (Net Assets value of $10.15 /
   99.00%)                                                    $      10.25
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.10
  Offering price per share: (Net Assets value of $10.10 /
   95.5%)                                                     $      10.58
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Year Ended August 31, 1999
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                       $ 1,589,424
EXPENSES
Investment advisory fees                                           120,664
Service fees                                                        60,332
Professional fees                                                   12,586
Custody and transaction fees                                        15,707
Directors' fees                                                      9,828
Qualification fees                                                  17,315
Shareholder reporting expenses                                      28,828
Insurance expenses                                                   2,159
Distribution Fees                                                       86
Other                                                                  167
                                                               -----------
                                              TOTAL EXPENSES       267,672
                                    LESS EXPENSES REIMBURSED       (25,950)
                                                               -----------
                                                NET EXPENSES       241,722
                                                               -----------
INVESTMENT INCOME--NET                                           1,347,702
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                  45,700
  Change in unrealized depreciation of investments for the
   year                                                         (1,198,180)
                                                               -----------
NET LOSS ON INVESTMENTS                                         (1,152,480)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $   195,222
                                                               ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED AUGUST 31,
                                                              --------------------------
                                                                  1999          1998
                                                              ------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,347,702    $ 1,457,183
  Net realized gain on investments                                 45,700        103,599
  Change in unrealized appreciation (depreciation)             (1,198,180)       340,609
                                                              -----------    -----------
  Net increase in net assets resulting from operations            195,222      1,901,391
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (651)            --
    Class B                                                          (209)            --
    Class C                                                          (131)            --
    Class T                                                    (1,346,738)    (1,500,708)
                                                              -----------    -----------
    Total distributions to shareholders                        (1,347,729)    (1,500,708)
CAPITAL SHARE TRANSACTIONS - NET
    Class A                                                        69,763             --
    Class B                                                         8,079             --
    Class C                                                        11,131             --
    Class T                                                       537,687       (102,449)
                                                              -----------    -----------
    Total net capital share transactions                          626,660       (102,449)
                                                              -----------    -----------
TOTAL INCREASE (DECREASE)                                        (525,847)       298,234
NET ASSETS
  Beginning of Year                                            23,981,535     23,683,301
                                                              -----------    -----------
  End of Year                                                 $23,455,688    $23,981,535
                                                              ===========    ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND FUND

                                                                                     CLASS T SHARES
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            1999           1998           1997           1996           1995
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 10.60        $ 10.42        $ 10.14        $ 10.51        $ 10.07
      Investment income--net                               0.59           0.64           0.67           0.65           0.70
      Net realized and unrealized gain (loss) on
       investments                                        (0.50)          0.20           0.26          (0.37)          0.44
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     0.09           0.84           0.93           0.28           1.14
      Less distributions from
        Investment income--net                            (0.59)         (0.66)         (0.65)         (0.65)         (0.70)
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (0.59)         (0.66)         (0.65)         (0.65)         (0.70)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 10.10        $ 10.60        $ 10.42        $ 10.14        $ 10.51
                                                        =======        =======        =======        =======        =======
                                          Total Return     0.76 %         8.31 %         9.37 %         2.63 %        11.85 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $23,368        $23,982        $23,683        $21,127        $20,466
      Ratio of expenses with reimbursement to average
       net assets                                          1.00 %         1.00 %         1.00 %         1.00 %         0.70 %
      Ratio of expenses without reimbursement to
       average net assets                                  1.11 %         1.00 %         1.07 %         1.20 %         1.06 %
      Ratio of net investment income to average net
       assets                                              5.58 %         6.08 %         6.46 %         6.17 %         6.90 %
      Portfolio turnover rate                             22.86 %        32.71 %         9.06 %        30.17 %         2.20 %

                                                                       CLASS A            CLASS B            CLASS C
                                                                        SHARES             SHARES             SHARES
                                                                   ----------------   ----------------   ----------------
                                                                     PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                   JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                          TO                 TO                 TO
                                                                      AUGUST 31,         AUGUST 31,         AUGUST 31,
                                                                   ----------------   ----------------   ----------------
                                                                         1999               1999               1999
                                                                   ----------------   ----------------   ----------------
      Net Asset Value, Beginning of Period                           $ 10.62            $ 10.62            $ 10.62
      Investment income--net                                            0.30               0.33               0.30
      Net realized and unrealized gain (loss) on investments           (0.42)             (0.46)             (0.47)
                                                                     -------            -------            -------
                                 Total from Investment Operations      (0.12)             (0.13)             (0.17)
      Less distributions from
        Investment income--net                                         (0.30)             (0.33)             (0.30)
                                                                     -------            -------            -------
                                              Total Distributions      (0.30)             (0.33)             (0.30)
                                                                     -------            -------            -------
      Net Asset Value, End of Period                                 $ 10.20            $ 10.16            $ 10.15
                                                                     =======            =======            =======
                                                  Total Return **      (1.17)%            (1.30)%            (1.64)%
                                                                     =======            =======            =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period                                      $68,792            $ 7,743            $11,022
      Ratio of expenses with reimbursement to average net assets
       *                                                                1.25 %             1.75 %             2.00 %
      Ratio of expenses without reimbursement to average net
       assets *                                                         1.42 %             1.77 %             2.25 %
      Ratio of net investment income to average net assets *            5.25 %             4.86 %             4.54 %
      Portfolio turnover rate                                          22.86 %            22.86 %            22.86 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
PRIMARY FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT        VALUE
COMMERCIAL PAPER
AEROSPACE/DEFENSE--4.95%
Litton Industries, Incorporated                   09/16/99    5.450      $1,168,000   $ 1,165,345
Lockheed Martin Corporation                       09/01/99    5.300         360,000       360,000
                                                                                      -----------
                                                                                        1,525,345
APPAREL--2.42%
VF Corporation                                    09/01/99    5.270         747,000       747,000

AUTO PARTS MANUFACTURERS--8.14%
Goodyear Tire & Rubber Company (The)              09/24/99    5.410       1,118,000     1,114,132
TRW Incorporated                                  09/23/99    5.400       1,400,000     1,395,365
                                                                                      -----------
                                                                                        2,509,497
CHEMICALS--4.84%
Engelhard Corporation                             10/12/99    5.500       1,501,000     1,491,586

CONSTRUCTION--4.54%
Centex Corporation                                09/03/99    5.320       1,400,000     1,399,584

CONTAINERS--3.78%
Crown Cork & Seal Company, Incorporated           09/09/99    5.320       1,169,000     1,167,613

COSMETICS/TOILETRIES--4.43%
Rite Aid Corporation                              09/14/99    5.430       1,370,000     1,367,308

ELECTRIC POWER--4.56%
Public Service Company of Colorado                10/14/99    5.450       1,417,000     1,407,753

FINANCIAL SERVICES--23.10%
Case Credit                                       09/13/99    5.400         490,000       489,116
Comdisco Incorporated                             09/08/99    5.280       1,416,000     1,414,541
Dana Corporation                                  09/17/99    5.440       1,393,000     1,389,631
Penney (J.C.) Company, Incorporated               09/08/99    5.320       1,309,000     1,307,641
Kerr-McGee Credit Corporation                     09/07/99    5.350       1,206,000     1,204,921
Penn Power & Light Energy Trust                   01/18/00    6.200       1,350,000     1,317,632
                                                                                      -----------
                                                                                        7,123,482
LODGING/HOTELS--2.97%
Marriott International, Incorporated              10/07/99    5.500         920,000       914,931

MEDICAL SERVICES--3.74%
Humana, Incorporated                              09/02/99    5.350       1,154,000     1,153,827

OIL SERVICES--3.59%
UOP                                               09/20/99    5.500       1,110,000     1,106,778

RETAIL--SPECIALTY--7.33%
Mattel, Incorporated                              10/18/99    5.470       1,047,000     1,039,508
Toys 'R' Us, Incorporated                         09/15/99    5.400       1,224,000     1,221,428
                                                                                      -----------
                                                                                        2,260,936
TRUCKING & SHIPPING--4.86%
Ryder Systems, Incorporated                       09/10/99    5.340       1,500,000     1,497,989
                                                                                      -----------
                                                     TOTAL COMMERCIAL PAPER--83.25%
                                                                 (Cost $25,673,629)    25,673,629
                                                                                      -----------
CORPORATE BONDS
APPAREL/TEXTILES--1.61%
Hoechst Cel Corporation                           02/01/04    6.125         500,000       496,587

BUILDING SUPPLIES--1.58%
Armstrong World Industries, Incorporated          08/15/03    6.350         500,000       487,611

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
PRIMARY FUND, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT        VALUE
CORPORATE BONDS
ELECTRIC POWER--1.58%
West Penn Power Company                           06/01/04    6.375      $  500,000   $   485,840

ENVIRONMENTAL--1.50%
Browning-Ferris Industries, Incorporated          01/15/03    6.100         500,000       464,044

FINANCIAL SERVICES--2.40%
Finova Capital Corporation                        03/15/04    6.125         500,000       482,096
Household Finance Corporation                     08/15/03    6.250         265,000       257,383
                                                                                      -----------
                                                                                          739,479
LEISURE TIME/GAMING--1.27%
Carnival Cruise Lines                             10/01/03    6.150         400,000       390,302

MEDIA-TV/RADIO/CABLE--1.59%
TCI Communications, Incorporated                  05/01/03    6.375         500,000       491,661

TELECOM--LONG DISTANCE--1.61%
WorldCom, Incorporated                            08/15/01    6.125         500,000       496,141
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--13.14%
                                                                  (Cost $4,095,184)     4,051,665
                                                                                      -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--0.63%
Federal Home Loan Bank                            11/10/03    5.750         200,000       194,071

U S GOVERNMENT SECURITIES--2.83%
U S Treasury Bonds                                02/15/29    5.250       1,000,000       873,438
                                                                                      -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--3.46%
                                                                  (Cost $1,074,991)     1,067,509
                                                                                      -----------
                                                          TOTAL INVESTMENTS--99.85%
                                                                 (Cost $30,843,804)    30,792,803
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--0.15%        45,494
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $30,838,297
                                                                                      ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 1999
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                            $30,792,803
Cash                                                                4,596
Prepaid expenses                                                   23,833
Receivable for:
  Capital stock sold                                                5,209
  Interest                                                         62,950
  Expense reimbursement                                            15,617
Other assets                                                        2,782
                                                              -----------
                                                TOTAL ASSETS   30,907,790
                                                              -----------
LIABILITIES
  Distribution payable                                             10,457
  Capital stock reacquired                                         34,995
Accrued:
  Investment advisory fee                                          12,845
  Service fee                                                       6,423
Other liabilities                                                   4,773
                                                              -----------
                                           TOTAL LIABILITIES       69,493
                                                              -----------
                                                  NET ASSETS  $30,838,297
                                                              ===========
Shares of capital stock outstanding, (1,176,000,000 shares
 authorized, $.01 par value per share)                         30,907,621
                                                              ===========
Net asset value                                               $      1.00
                                                              ===========

STATEMENT OF OPERATIONS  For Year Ended August 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                      $1,816,144
EXPENSES
Investment advisory fees                                         167,289
Service fees                                                      83,645
Professional fees                                                  5,690
Custody and transaction fees                                      24,568
Directors' fees                                                    9,826
Qualification fees                                                30,577
Shareholder reporting expenses                                    26,136
Insurance expenses                                                 2,519
Other                                                              1,286
                                                              ----------
                                              TOTAL EXPENSES     351,536
                                    LESS EXPENSES REIMBURSED     (85,317)
                                                              ----------
                                                NET EXPENSES     266,219
                                                              ----------
INVESTMENT INCOME--NET                                         1,549,925
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                               (12,564)
  Change in unrealized depreciation of investments for the
   year                                                          (51,001)
                                                              ----------
NET LOSS ON INVESTMENTS                                          (63,565)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,486,360
                                                              ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                YEAR ENDED AUGUST 31,
                                                              --------------------------
                                                                  1999          1998
                                                              ------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,549,925    $ 1,767,808
  Net realized loss on investments                                (12,564)            --
  Change in unrealized appreciation (depreciation)                (51,001)            --
                                                              -----------    -----------
  Net increase in net assets resulting from operations          1,486,360      1,767,808
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                       (1,549,925)    (1,767,808)
CAPITAL SHARE TRANSACTIONS--NET                                (3,675,020)     1,532,007
                                                              -----------    -----------
TOTAL INCREASE (DECREASE)                                      (3,738,585)     1,532,007
NET ASSETS
  Beginning of Year                                            34,576,882     33,044,875
                                                              -----------    -----------
  End of Year                                                 $30,838,297    $34,576,882
                                                              ===========    ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                                                                     CLASS T SHARES
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                            1999            1998           1997           1996           1995
                                                       --------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
      Investment income--net                               0.05            0.05           0.05           0.05           0.05
                                                        -------         -------        -------        -------        -------
                     Total from Investment Operations      0.05            0.05           0.05           0.05           0.05
      Less distributions from
        Investment income--net                            (0.05)          (0.05)         (0.05)         (0.05)         (0.05)
                                                        -------         -------        -------        -------        -------
                                  Total Distributions     (0.05)          (0.05)         (0.05)         (0.05)         (0.05)
                                                        -------         -------        -------        -------        -------
      Net Asset Value, End of Year                      $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
                                                        =======         =======        =======        =======        =======
                                         Total Return      4.75 %          5.15 %         4.98 %         5.07 %         5.01 %
                                                        =======         =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $30,838         $34,577        $33,045        $37,465        $20,984
      Ratio of expenses with reimbursement to average
       net assets                                          0.80 %          0.80 %         0.80 %         0.81 %         0.84 %
      Ratio of expenses without reimbursement to
       average net assets                                  1.06 %          0.98 %         1.01 %         1.15 %         1.21 %
      Ratio of net investment income to average net
       assets                                              4.66 %          5.02 %         4.86 %         4.93 %         4.91 %
      Portfolio turnover rate                             30.47 %            --             --             --             --

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                CALIFORNIA--4.78%
Aa3/AA-         California State General Obligation Bonds Unlimited           06/01/11       5.250   $ 100,000  $    101,322
Aaa/AAA         Sacramento, California Municipal Utility District Electric
                 Revenue Bonds, Series I                                      01/01/15       5.750     200,000       204,018
Aaa/AAA         San Francisco, California City and County Sewer Revenue
                 Refunding Bonds                                              10/01/16       5.375     250,000       245,740
                                                                                                                ------------
                                                                                                                     551,080
                                                                                                                ------------
                FLORIDA--7.79%
Aaa/AAA         Dade County, Florida Water & Sewer System Revenue Bonds       10/01/16       5.375     400,000       396,232
Aaa/AAA         Miami Dade County Solid Waste System Revenue Bonds            10/01/18       4.375     400,000       356,124
Aa2/AA+         State of Florida-State Board of Education, Public
                 Education Capital Outlay Bonds, 1992 Series E                06/01/19       5.750     145,000       145,689
                                                                                                                ------------
                                                                                                                     898,045
                                                                                                                ------------
                GEORGIA--1.54%
A3/A            Municipal Electric Authority of Georgia-Power Revenue
                 Bonds, Series AA                                             01/01/07       5.400     175,000       177,886
                                                                                                                ------------
                ILLINOIS--13.31%
Aaa/AAA         Chicago, Illinois-General Obligation Bonds Unlimited          01/01/25       5.125     100,000        90,719
Aaa/AAA         Chicago, Illinois-Park District General Obligation Bonds
                 Unlimited, Series C                                          01/01/16       4.850     230,000       207,028
Aa2/AA          Illinois Health Facilities Authority-Revenue Bonds,
                 Series A, (Northwestern Memorial Hospital)                   08/15/24       6.000     100,000       100,334
Aa2/AA          Illinois Health Facilities Authority-Revenue Bonds,
                 Series 1994A, (Northwestern Memorial Hospital)               08/15/14       6.100     200,000       204,534
Aaa/AAA         Illinois State Toll Highway Authority-Highway Prioity
                 Revenue Bonds, Series A-FGIC                                 01/01/17       5.750     175,000       185,377
Aaa/AAA         Regional Transportation Authority of Illinois Revenue
                 Bonds, Refunding MBIA                                        06/01/18       5.500     200,000       196,766
Aaa/NR          Rockford, Illinois-General Obligation Bonds Unlimited         12/15/18       4.500     180,000       151,555
Aa2/AAA         State of Illinois-Build Illinois Bonds, Sales Tax Revenue
                 Bonds, Series V                                              06/15/17       6.375     200,000       214,466
Aaa/AAA         State of Illinois-General Obligation Bonds Unlimited          03/01/19       5.000     200,000       183,648
                                                                                                                ------------
                                                                                                                   1,534,427
                                                                                                                ------------
                LOUISIANA--5.56%
Aaa/AAA         Louisiana Public Facilities Authority Hospital Revenue
                 Bonds, Series C                                              07/01/19       5.000     400,000       362,984
Aaa/AAA         New Orleans, Louisiana Sewer Service Revenue Bonds            06/01/18       5.000     300,000       278,586
                                                                                                                ------------
                                                                                                                     641,570
                                                                                                                ------------
                MASSACHUSETTS--4.13%
Aaa/AAA         Massachusetts State Water Revenues Authority, General
                 Purpose-Series A                                             11/01/21       5.500     450,000       475,731
                                                                                                                ------------
                NEW MEXICO--0.88%
Aaa/AAA         Central Consolidated School District No.22 San Juan
                 County, New Mexico General Obligation School Building
                 Bonds                                                        08/15/09       5.300     100,000       101,423
                                                                                                                ------------

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                NEW YORK--7.25%
A3/A-           New York City, New York-General Obligation Bonds
                 Unlimited, Series J                                          08/01/18       5.000   $ 200,000  $    181,972
Aaa/AAA         New York City, New York-General Obligation Bonds
                 Unlimited, Series J                                          02/15/07       5.000     100,000       100,989
Aa3/AA          New York City, New York-Transititional Financial Authority
                 Revenue Bonds, Series C                                      05/01/19       5.000     250,000       229,997
Aa3/A+          Triborough Bridge & Tunnel Authority, New York, Revenue
                 Bonds, General Purpose-Series B                              01/01/27       5.200     350,000       323,151
                                                                                                                ------------
                                                                                                                     836,109
                                                                                                                ------------
                NORTH CAROLINA--1.79%
Aaa/AAA         City of Charlotte, North Carolina-General Obligation
                 Public Improvement Bonds, Series 1994                        02/01/08       5.700     100,000       106,563
Baa3/BBB        North Carolina Eastern Municipal Power Agency-Power System
                 Revenue Bonds, Refunding Series 1993 B                       01/01/12       6.250     100,000       100,393
                                                                                                                ------------
                                                                                                                     206,956
                                                                                                                ------------
                OHIO--3.53%
Aaa/AAA         Franklin County, Ohio-General Obligation Bonds Limited        12/01/08       5.100     300,000       305,844
Aaa/AAA         Franklin County, Ohio-General Obligation Bonds Limited        12/01/11       5.300     100,000       101,258
                                                                                                                ------------
                                                                                                                     407,102
                                                                                                                ------------
                OKLAHOMA--0.93%
Aaa/NR          Oklahoma Housing Finance Agency-Single Family Mortgage
                 Revenue Bonds (Homeownership Loan Program), 1994
                 Series A-1 (b)                                               09/01/07       6.250     105,000       107,022
                                                                                                                ------------
                OREGON--1.88%
A1/A+           City of Portland, Oregon-Sewer System Revenue Bonds, 1994
                 Series A                                                     06/01/15       6.250     200,000       216,242
                                                                                                                ------------
                PENNSYLVANIA--0.88%
Aa3/AA          Pennsylvania State General Obligation Bonds Unlimited,
                 Refunding & Projects-First Series                            04/15/06       5.000     100,000       101,799
                                                                                                                ------------
                PUERTO RICO--2.05%
Baa1/A          Commonwealth of Puerto Rico-Public Improvement Refunding
                 Bonds, Series 1992A, General Obligation Bonds                07/01/14       6.000     100,000       103,157
Baa1/BBB+       Puerto Rico Electric Power Authority-Power Revenue Bonds,
                 Series R                                                     07/01/17       6.250     125,000       133,644
                                                                                                                ------------
                                                                                                                     236,801
                                                                                                                ------------
                RHODE ISLAND--0.89%
Aa2/AA+         Rhode Island Housing & Mortgage Financial Corporation,
                 Homeownership Opportunity, Series 20-A                       04/01/17       6.150     100,000       102,709
                                                                                                                ------------
                TENNESSEE--1.75%
A1/A+           Tennessee Housing Development Agency-Mortgage Finance
                 Program Bonds, 1994 Series B (b)                             01/01/09       6.200     200,000       202,330
                                                                                                                ------------

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                TEXAS--21.94%
Aaa/AAA         Baytown, Texas-Water and Sewer Revenue Bonds                  02/01/14       5.950   $ 100,000  $    102,162
Aaa/AAA         Board of Regents of The University of Texas
                 System-Permanent University Fund, Refunding Bonds
                 Series 1992A                                                 07/01/13       6.250     200,000       208,118
Aaa/AAA         City of Austin, Texas-Combined Utility Systems Revenue
                 Refunding Bonds, Series 1994                                 05/15/16       6.250     100,000       103,561
Aa2/AA          City of Dallas, Texas-Waterworks and Sewer System Revenue
                 Bonds, Series 1994                                           04/01/07       5.600     100,000       102,562
Aaa/AAA         Collin County, Texas-Community College District,
                 Consolidated Fund, Revenue Bonds                             02/01/15       5.250     400,000       390,488
Aaa/AAA         Dallas-Fort Worth International Airport-Dallas-Fort Worth
                 Regional Airport, Joint Revenue Refunding Bonds,
                 Series 1994A                                                 11/01/10       6.000     100,000       105,146
Aaa/AAA         Denton, Texas-General Obligation Bonds Limited                02/15/08       5.500     130,000       134,051
Aaa/AAA         Denton, Texas-General Obligation Bonds Limited                02/15/09       5.600     120,000       123,727
Aaa/A+          Flower Mound, Texas-Refunding and Improvement, General
                 Obligation Bonds Unlimited                                   03/01/17       5.500     200,000       198,006
Aa1/AA          Harris County, Texas-Tax and Revenue Certificates of
                 Obligation, Series 1994                                      10/01/12       6.100     135,000       144,585
Aa1/AA          Harris County, Texas-Tax and Revenue Certificates of
                 Obligation, Series 1994                                      10/01/13       6.100     125,000       133,875
Aaa/AAA         Laredo, Texas-General Obligation Bonds Unlimited              02/15/11       5.250     100,000        99,997
Aaa/AAA         Mission Texas Consolidated Independent School
                 District-General Obligation Bonds Unlimited                  02/15/18       4.500     200,000       169,564
AAA/NR          Tarrant County Health Facilities Development
                 Corporation-Health System Revenue Bonds, (Harris
                 Methodist Health System), Series 1994 (c )                   09/01/14       6.000     200,000       213,218
Aaa/AAA         Texas Turnpike Authority-Dallas North Tollway System
                 Revenue Bonds, Series 1995 (President George Bush
                 Turnpike)                                                    01/01/15       5.400     100,000        98,924
Aaa/NR          Weslaco, Texas Independent School District General
                 Obligation Bonds                                             02/15/13       5.650     100,000       101,301
Aaa/AAA         West University Place, Texas-General Obligation Bonds
                 Limited, Permanent Improvement                               02/01/14       5.650     100,000       100,754
                                                                                                                ------------
                                                                                                                   2,530,039
                                                                                                                ------------
                UTAH--0.85%
Aa2/AA          Utah Housing Finance Agency-Single Family Mortgage Bonds,
                 1995 Issue A, (Federally Insured or Guaranteed Mortgage
                 Loans) (b)                                                   07/01/12       7.150      35,000        36,701
Aa2/NR          Utah State Housing Financial Agency-Single Family Mortgage
                 Bonds, Series F1                                             07/01/13       6.000      60,000        61,355
                                                                                                                ------------
                                                                                                                      98,056
                                                                                                                ------------
                VIRGINIA--0.90%
Aaa/AAA         Virginia State Housing Development Authority Commonwealth
                 Mortgage Bonds, Series A, Subseries A-4 (b)                  07/01/15       6.300     100,000       103,658
                                                                                                                ------------

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                WASHINGTON--9.79%
Aaa/AAA         City of Richland, Washington-Water and Sewer Improvement
                 Revenue Bonds, 1993                                          04/01/07       5.550   $ 300,000  $    314,079
Aa1/AA+         King County, Washington-Department of Metropolitan
                 Services, Limited Tax General Obligation Bonds, 1994
                 Series A                                                     01/01/08       5.800     200,000       213,580
Aa1/AA+         King County, Washington-Limited Tax General Obligation and
                 Refunding Bonds, 1993 Series A                               12/01/10       6.000     100,000       106,212
Aaa/AAA         Municipality of Metropolitan Seattle Sewer Refunding
                 Revenue Bonds, Series X                                      01/01/15       5.400     100,000        99,128
Aa1/AA+         Port of Seattle, Washington-General Obligation Bonds (b)      05/01/14       5.750     100,000       101,594
Aaa/AAA         Seattle, Washington-Municipal Light & Power Revnue Bonds,
                 Series B                                                     06/01/24       5.000     100,000        89,068
Aa1/AA+         State of Washington-General Obligation Bonds,
                 Series 1994B                                                 05/01/09       5.750     100,000       102,996
Aa1/AA+         State of Washington-General Obligation Bonds,
                 Series 1994B                                                 09/01/16       6.000     100,000       102,160
                                                                                                                ------------
                                                                                                                   1,128,817
                                                                                                                ------------
                WISCONSIN--2.71%
Aa2/AA          City of Green Bay-General Obligation Refunding Bonds,
                 Series 1994B                                                 04/01/09       5.900     200,000       208,330
AAA/AA          State of Wisconsin-General Obligation Bonds Unlimited,
                 Series C                                                     05/01/09       5.400     100,000       103,869
                                                                                                                ------------
                                                                                                                     312,199
                                                                                                                ------------
                                                                                 TOTAL MUNICIPAL BONDS--95.13%
                                                                                            (Cost $10,875,591)    10,970,001
                                                                                                                ------------
COMMERCIAL PAPER
                FINANCIAL SERVICES--0.87%
                Ford Motor Credit Company                                     09/03/99       5.330     100,000        99,970
                                                                                                                ------------

                TRANSPORTATION-MISCELLANEOUS--2.05%
                Hertz Corporation                                             09/07/99       5.350     237,000       236,789
                                                                                                                ------------

                                                                                 TOTAL COMMERCIAL PAPER--2.92%
                                                                                               (Cost $336,759)       336,759
                                                                                                                ------------
                                                                                     TOTAL INVESTMENTS--98.05%
                                                                                            (Cost $11,212,350)    11,306,760
                                                                CASH AND OTHER ASSETS, LESS LIABILITIES--1.95%       225,440
                                                                                                                ------------
                                                                                     TOTAL NET ASSETS--100.00%  $ 11,532,200
                                                                                                                ============

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

(b) Security subject to the alternative minimum tax.

(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 1999
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                            $ 11,306,760
Cash                                                                42,072
Prepaid expenses                                                    21,993
Receivable from investment advisor                                  10,477
Receivable for:
  Capital stock sold                                                   750
  Interest                                                         154,335
  Expense reimbursement                                              7,094
Other assets                                                         3,211
                                                              ------------
                                                TOTAL ASSETS    11,546,692
                                                              ------------
LIABILITIES
Distribution payable                                                 1,504
Accrued:
  Investment advisory fee                                            5,187
  Service fee                                                        2,528
Other liabilities                                                    5,273
                                                              ------------
                                           TOTAL LIABILITIES        14,492
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 11,532,200
                                                              ============
NET ASSETS:
Class A                                                       $    194,917
--------------------------------------------------------------------------
Class B                                                       $    113,143
--------------------------------------------------------------------------
Class C                                                       $      5,657
--------------------------------------------------------------------------
Class T                                                       $ 11,218,483
--------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       19,072
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       11,092
--------------------------------------------------------------------------
Class C:
  Authorized                                                   100,000,000
  Outstanding                                                          558
--------------------------------------------------------------------------
Class T:
  Authorized                                                    21,000,000
  Outstanding                                                    1,106,222
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.22
  Offering price per share: (Net Assets value of $10.22 /
   95.25%)                                                    $      10.73
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.20
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      10.14
  Offering price per share: (Net Assets value of $10.14 /
   99.00%)                                                    $      10.24
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.14
  Offering price per share: (Net Assets value of $10.14 /
   95.5%)                                                     $      10.62
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Year Ended August 31, 1999
--------------------------------------------------------------------------------
TAX FREE FUND

INVESTMENT INCOME
Interest                                                      $ 613,232
EXPENSES
Investment advisory fees                                         57,794
Service fees                                                     28,666
Professional fees                                                 5,202
Custody and transaction fees                                     12,660
Directors' fees                                                   9,828
Qualification fees                                               14,833
Shareholder reporting expenses                                   13,145
Insurance expenses                                                1,620
Distribution Fees                                                   481
                                                              ---------
                                              TOTAL EXPENSES    144,229
                                    LESS EXPENSES REIMBURSED    (57,794)
                                                              ---------
                                                NET EXPENSES     86,435
                                                              ---------
INVESTMENT INCOME--NET                                          526,797
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                               26,918
  Change in unrealized depreciation of investments for the
   year                                                        (608,365)
                                                              ---------
NET LOSS ON INVESTMENTS                                        (581,447)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (54,650)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED AUGUST 31,
                                                              --------------------------
                                                                  1999          1998
                                                              ------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   526,797    $   491,640
  Net realized gain on investments                                 26,918         28,603
  Change in unrealized appreciation (depreciation)               (608,365)       363,642
                                                              -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations                                                     (54,650)       883,885
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                        (2,378)            --
    Class B                                                        (1,020)            --
    Class C                                                          (333)            --
    Class T                                                      (523,038)      (499,989)
                                                              -----------    -----------
    Total distributions from shareholders                        (526,769)      (499,989)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                       202,353             --
    Class B                                                       116,889             --
    Class C                                                         6,889             --
    Class T                                                       729,824        (26,401)
                                                              -----------    -----------
    Total net capital share transactions                        1,055,955        (26,401)
                                                              -----------    -----------
TOTAL INCREASE                                                    474,536        357,495
NET ASSETS
  Beginning of Year                                            11,057,664     10,700,169
                                                              -----------    -----------
  End of Year                                                 $11,532,200    $11,057,664
                                                              ===========    ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

TAX FREE FUND

                                                                                     CLASS T SHARES
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            1999           1998           1997           1996           1995
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 10.64        $ 10.27        $  9.93        $  9.95        $  9.62
      Investment income--net                               0.48           0.49           0.51           0.53           0.51
      Net realized and unrealized gain (loss) on
       investments                                        (0.50)          0.37           0.33          (0.02)          0.33
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations    (0.02)          0.86           0.84           0.51           0.84
      Less distributions from
       Investment income--net                             (0.48)         (0.49)         (0.50)         (0.53)         (0.51)
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (0.48)         (0.49)         (0.50)         (0.53)         (0.51)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 10.14        $ 10.64        $ 10.27        $  9.93        $  9.95
                                                        =======        =======        =======        =======        =======
                                          Total Return    (0.28)%         8.58 %         8.61 %         5.18 %         9.15 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $11,218        $11,058        $10,700        $ 9,148        $ 8,399
      Ratio of expenses with reimbursement to average
       net assets                                          0.73 %         0.75 %         0.54 %           --             --
      Ratio of expenses without reimbursement to
       average net assets                                  1.23 %         1.25 %         1.27 %         1.18 %         1.25 %
      Ratio of net investment income to average net
       assets                                              4.53 %         4.60 %         4.97 %         5.27 %         5.43 %
      Portfolio turnover rate                              5.09 %        12.77 %        22.15 %        18.44 %        12.63 %

                                                                        CLASS A            CLASS B            CLASS C
                                                                         SHARES             SHARES             SHARES
                                                                    ----------------   ----------------   ----------------
                                                                      PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                    JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                           TO                 TO                 TO
                                                                       AUGUST 31,         AUGUST 31,         AUGUST 31,
                                                                    ----------------   ----------------   ----------------
                                                                          1999               1999               1999
                                                                    ----------------   ----------------   ----------------
      Net Asset Value, Beginning of Period                           $  10.68           $  10.68            $10.68
      Investment income--net                                             0.21               0.18              0.25
      Net realized and unrealized gain (loss) on investments            (0.46)             (0.48)            (0.54)
                                                                     --------           --------            ------
                                  Total from Investment Operations      (0.25)             (0.30)            (0.29)
      Less distributions from
        Investment income--net                                          (0.21)             (0.18)            (0.25)
                                                                     --------           --------            ------
                                               Total Distributions      (0.21)             (0.18)            (0.25)
                                                                     --------           --------            ------
      Net Asset Value, End of Period                                 $  10.22           $  10.20            $10.14
                                                                     ========           ========            ======
                                                    Total Return**      (2.37)%            (2.85)%           (2.72)%
                                                                     ========           ========            ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period                                      $194,917           $113,143            $5,657
      Ratio of expenses with reimbursement to average net assets *       1.51 %             2.01 %            2.28 %
      Ratio of expenses without reimbursement to average net
       assets *                                                          2.02 %             2.52 %            2.78 %
      Ratio of net investment income to average net assets *             3.69 %             3.20 %            2.92 %
      Portfolio turnover rate                                            5.09 %             5.09 %            5.09 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
CHEMICAL--SPECIALTY--5.00%
Eastman Kodak Company                             09/08/99      5.30     $  535,000   $   534,448

ELECTRIC POWER--4.67%
Northern Indiana Public Service Company           09/16/99      5.30        500,000       498,894

FINANCIAL SERVICES--4.52%
American Honda Finance Corporation                10/06/99      5.30        485,000       482,501

GOVERNMENT AGENCIES--69.05%
Federal Agricultural Mortgage Corporation         09/02/99      5.03        553,000       552,922
Federal Home Loan Mortgage Corporation            09/01/99      5.20        300,000       300,000
Federal Home Loan Mortgage Corporation            09/09/99      5.12      1,000,000       998,860
Federal Home Loan Mortgage Corporation            09/20/99      5.01        358,000       357,050
Federal Home Loan Mortgage Corporation            10/14/99      5.20      1,040,000     1,033,534
Federal Home Loan Mortgage Corporation            10/28/99      5.11        631,000       625,873
Federal National Mortgage Association             09/15/99      5.07        804,000       802,410
Federal National Mortgage Association             09/27/99      5.15      1,175,000     1,170,621
Federal National Mortgage Association             10/25/99      5.10      1,546,000     1,534,126
                                                                                      -----------
                                                                                        7,375,396
MEDICAL PRODUCTS/SUPPLIES--4.66%
Becton Dickinson & Company                        11/05/99      5.33        502,000       497,160

MEDIA-TV/RADIO/CABLE--1.72%
Walt Disney Company                               09/03/99      5.25        184,000       183,946

NATURAL GAS--9.65%
Consolidated Natural Gas Company                  10/15/99      5.32        500,000       496,742
Laclede Gas Company                               09/14/99      5.35        535,000       533,966
                                                                                      -----------
                                                                                        1,030,708
RETAIL--DISCOUNT--2.80%
Wal-Mart Stores Incorporated                      09/13/99      5.13        300,000       299,484

TRANSPORTATION--MISCELLANEOUS--3.37%
Hertz Corporation                                 09/07/99      5.17        360,000       359,689
                                                                                      -----------
                                                         TOTAL INVESTMENTS--105.44%
                                                                 (Cost $11,262,226)    11,262,226
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(5.44%)      (580,745)
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $10,681,481
                                                                                      ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 1999
--------------------------------------------------------------------------------
MONEY MARKET FUND

ASSETS
Investment in securities, at value                            $11,262,226
Cash                                                                6,548
Prepaid expenses                                                      868
Receivable from investment advisor                                 10,927
Receivable for:
  Interest                                                             13
  Capital stock sold                                                2,056
                                                              -----------
                                                TOTAL ASSETS   11,282,638
                                                              -----------
LIABILITIES
  Capital stock reacquired                                        588,053
Accrued:
  Investment advisory fee                                           1,978
  Service fee                                                       1,978
Other liabilities                                                   9,148
                                                              -----------
                                           TOTAL LIABILITIES      601,157
                                                              -----------
                                                  NET ASSETS  $10,681,481
                                                              ===========
Shares of capital stock outstanding, (1,000,000,000 shares
 authorized, $.01 par value per share)                         10,681,481
                                                              ===========
Net asset value                                               $      1.00
                                                              ===========

STATEMENT OF OPERATIONS  For Period from January 1, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                       $152,787
EXPENSES
Investment advisory fees                                          7,237
Service fees                                                      7,237
Professional fees                                                 4,263
Custody and transaction fees                                      7,677
Directors' fees                                                   6,874
Qualification fees                                                  693
Shareholder reporting expenses                                    2,895
Insurance expenses                                                  506
Other                                                               376
                                                               --------
                                              TOTAL EXPENSES     37,758
                                    LESS EXPENSES REIMBURSED    (22,364)
                                                               --------
                                                NET EXPENSES     15,394
                                                               --------
INVESTMENT INCOME--NET                                         $137,393
                                                               ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                      PERIOD FROM
                                                                    JANUARY 1, 1999
                                                                           TO
                                                                       AUGUST 31,
                                                                          1999
                                                                    ----------------
      INCREASE IN NET ASSETS FROM OPERATIONS
        Investment income--net                                        $   137,393
      DISTRIBUTIONS TO SHAREHOLDERS FROM
        Investment income--net                                           (137,393)
      CAPITAL SHARE TRANSACTIONS--NET                                  10,681,481
                                                                      -----------
      TOTAL INCREASE                                                   10,681,481
      NET ASSETS
        Beginning of Period                                                    --
                                                                      -----------
        End of Period                                                 $10,681,481
                                                                      ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                                                      PERIOD FROM
                                                                    JANUARY 1, 1999
                                                                           TO
                                                                       AUGUST 31,
                                                                    ----------------
                                                                          1999
                                                                    ----------------
      Net Asset Value, Beginning of Period                            $  1.00
      Investment income--net                                             0.03
                                                                      -------
                                  Total from Investment Operations       0.03
      Less distributions from
       Investment income--net                                           (0.03)
                                                                      -------
                                               Total Distributions      (0.03)
                                                                      -------
      Net Asset Value, End of Period                                  $  1.00
                                                                      =======
                                                    Total Return**       2.89 %
                                                                      =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                       $10,681
      Ratio of expenses with reimbursement to average net assets *       0.50 %
      Ratio of expenses without reimbursement to average net
       assets *                                                          1.22 %
      Ratio of net investment income to average net assets *             4.45 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  August 31, 1999
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Funds"), formerly the SM&R Capital Funds, Inc., is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds' name change and the names of each of Funds' series became effective January 1, 1999. The Funds are comprised of the SM&R Government Bond Fund ("Government Bond Fund"), formerly American National Government Income Fund Series, SM&R Primary Fund ("Primary Fund"), formerly American National Primary Fund Series, SM&R Tax Free Fund ("Tax Free Fund"), formerly American National Tax Free Fund Series, and SM&R Money Market Fund ("Money Market Fund"). Operations commenced
March 16, 1992, for the Government Bond Fund and Primary Fund. The Tax Free Fund began operations September 9, 1993 and the Money Market Fund commenced operations January 1, 1999.

The Funds adopted the Multiple Class Plan for two of the Funds' series: the Government Bond Fund and the Tax Free Fund. Each had a single class of shares, and are offering five new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 4.75% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan; the Class J shares (Network class) subject to a 12b-1 Plan, only; and the Class Y shares (Institutional class) subject to no charges. The Class J and Y have not commenced operations. The Primary Fund and Money Market Fund have one class of shares, subject to no sales charge and no 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1998, the funds' tax year-end, the Government Bond Fund and the Primary Fund had capital loss carryforwards that will expire in 2004 of approximately $267,000 and $6,000, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

      SM&R GOVERNMENT BOND FUND
      The Government Bond Fund invests primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R PRIMARY FUND
      The Primary Fund's objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

      SM&R TAX FREE FUND
      The Tax Free Fund's objective is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R MONEY MARKET FUND
      The Money Market Fund's objective is to seek the highest current income consistent with the stability of principal and maintenance of liquidity. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

EXPENSES:
Distribution and qualification fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

The organizational cost for the Money Market Fund and the Government Bond and Tax Free Funds' Class A, Class B and Class C shares were paid by Securities Management and Research, Inc.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

GOVERNMENT BOND FUND
TAX FREE FUND

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Not exceeding $100,000,000                                        0.50%
Exceeding $100,000,000 but not exceeding $300,000,000             0.45%
Exceeding $300,000,000                                            0.40%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

PRIMARY FUND

All average daily net assets                                    0.50%

MONEY MARKET FUND

All average daily net assets                                    0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                    SERVICE FEES
Not exceeding $100,000,000                                       0.25%
Exceeding $100,000,000 but not exceeding $200,000,000            0.20%
Exceeding $200,000,000 but not exceeding $300,000,000            0.15%
Exceeding $300,000,000                                           0.10%

SM&R has agreed to reimburse the Funds for regular operating expenses in excess of 1.25% per annum of the average daily net assets, except for the Money Market Fund which is in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets for the year ended August 31, 1999.

SM&R has voluntarily agreed to waive investment advisory fees leaving the Tax Free Fund responsible for all other expenses.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Funds have adopted a 12b-1 Plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, for two of the Funds' series: the Government Bond Fund and the Tax Free Fund, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the eight months ended August 31, 1999, the Government Bond Fund and Tax Free Fund paid $86 and $481, respectively as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
SM&R, as principal underwriter, received as sales charges on sales of Class T shares, for the year ended August 31, 1999, and Class A and C shares, for the eight months ended August 31, 1999, of capital stock of the Funds as follows:

                                                                   SALES
                                                                  CHARGES
                                                              RECEIVED BY SM&R
Government Bond Fund                                              $11,297
Tax Free Fund                                                     $25,965

For the eight months ended August 31, 1999, SM&R received $248 for contingent deferred sales charges imposed on the redemptions of Class B and C shares of capital stock of the Funds.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of August 31, 1999, SM&R and American National had the following ownership in the Funds:

                                   SM&R                      AMERICAN NATIONAL
                       -----------------------------   ------------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES
                        SHARES        OUTSTANDING        SHARES        OUTSTANDING
Government Bond          509,755          20%             698,751          30%
Primary                       --           --          16,832,698          54%
Tax Free                 131,508          12%             656,109          58%
Money Market           1,083,985          10%                  --           --

The Funds pay directors' fees and expenses for all the disinterested directors and three interested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                            PURCHASES      SALES
                                            ----------   ----------
Government Bond                             $5,298,670   $5,328,570
Primary                                     $6,345,829   $1,166,228
Tax Free                                    $1,625,640   $  557,400

Gross unrealized appreciation and depreciation as of August 31, 1999, were as follows:

                                              APPRECIATION   DEPRECIATION
                                              ------------   ------------
Government Bond                                 $228,078       $585,651
Primary                                         $  5,182       $ 56,183
Tax Free                                        $311,895       $217,485

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK
GOVERNMENT BOND FUND

                                                                      YEAR ENDED                        YEAR ENDED
                                                                   AUGUST 31, 1999                   AUGUST 31, 1998
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares:
    Class T                                                        85,399   $    902,135            107,893   $  1,143,207
    Class A                                                         6,805         70,359                 --             --
    Class B                                                           742          7,870                 --             --
    Class C                                                         1,073         11,000                 --             --
                                                              -----------   ------------        -----------   ------------
    Total sale of capital shares                                   94,019        991,364            107,893      1,143,207
  Investment income dividends reinvested:
    Class T                                                       124,312      1,298,156            148,408      1,562,712
    Class A                                                            43            444                 --             --
    Class B                                                            20            209                 --             --
    Class C                                                            13            131                 --             --
                                                              -----------   ------------        -----------   ------------
    Total investment income dividends reinvested                  124,388      1,298,940            148,408      1,562,712
  Redemptions of capital shares outstanding:
    Class T                                                      (159,122)    (1,662,604)          (265,757)    (2,808,368)
    Class A                                                          (101)        (1,040)                --             --
    Class B                                                            --             --                 --             --
    Class C                                                            --             --                 --             --
                                                              -----------   ------------        -----------   ------------
    Total redemptions of capital shares outstanding              (159,223)    (1,663,644)          (265,757)    (2,808,368)
                                                              -----------   ------------        -----------   ------------
  Net increase (decrease) in capital shares outstanding            59,184   $    626,660             (9,456)  $   (102,449)
                                                                            ============                      ============
  Shares outstanding at beginning of year                       2,262,725                         2,272,181
                                                              -----------                       -----------
  Shares outstanding at end of year                             2,321,909                         2,262,725
                                                              ===========                       ===========
  Net assets as of August 31, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 24,037,070
  Accumulated net realized loss on investments                                  (223,809)
  Net unrealized depreciation of investments                                    (357,573)
                                                                            ------------
  Net Assets                                                                $ 23,455,688
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

PRIMARY FUND
                                                                      YEAR ENDED                        YEAR ENDED
                                                                   AUGUST 31, 1999                   AUGUST 31, 1998
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares                                       33,873,860   $ 33,873,860         35,251,969   $ 35,251,969
  Investment income dividends reinvested                        1,473,935      1,473,949          1,891,922      1,891,922
  Redemptions of capital shares outstanding                   (39,022,829)   (39,022,829)       (35,611,884)   (35,611,884)
                                                              -----------   ------------        -----------   ------------
  Net increase (decrease) in capital shares outstanding        (3,675,034)  $ (3,675,020)         1,532,007   $  1,532,007
                                                                            ============                      ============
  Shares outstanding at beginning of year                      34,582,655                        33,050,648
                                                              -----------                       -----------
  Shares outstanding at end of year                            30,907,621                        34,582,655
                                                              ===========                       ===========
  Net assets as of August 31, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 30,907,617
  Accumulated net realized loss on investments                                   (18,319)
  Net unrealized depreciation of investments                                     (51,001)
                                                                            ------------
  Net Assets                                                                $ 30,838,297
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

TAX FREE FUND
                                                                      YEAR ENDED                        YEAR ENDED
                                                                   AUGUST 31, 1999                   AUGUST 31, 1998
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares:
    Class T                                                        72,514   $    769,888             59,089   $    621,304
    Class A                                                        19,748        209,198                 --             --
    Class B                                                        11,098        116,931                 --             --
    Class C                                                         2,475         26,359                 --             --
                                                              -----------   ------------        -----------   ------------
    Total sales of capital shares                                 105,835      1,122,376             59,089        621,304
  Investment income dividends reinvested:
    Class T                                                        48,162        507,956             51,288        536,758
    Class A                                                           226          2,345                 --             --
    Class B                                                            98          1,019                 --             --
    Class C                                                            32            333                 --             --
                                                              -----------   ------------        -----------   ------------
    Total investment income dividends reinvested                   48,518        511,653             51,288        536,758
  Redemptions of capital shares outstanding:
    Class T                                                       (53,448)      (548,020)          (113,023)    (1,184,463)
    Class A                                                          (902)        (9,190)                --             --
    Class B                                                          (104)        (1,061)                --             --
    Class C                                                        (1,949)       (19,803)                --             --
                                                              -----------   ------------        -----------   ------------
    Total redemptions of capital shares outstanding               (56,403)      (578,074)          (113,023)    (1,184,463)
                                                              -----------   ------------        -----------   ------------
  Net increase (decrease) in capital shares outstanding            97,950   $  1,055,955             (2,646)  $    (26,401)
                                                                            ============                      ============
  Shares outstanding at beginning of year                       1,038,994                         1,041,640
                                                              -----------                       -----------
  Shares outstanding at end of year                             1,136,944                         1,038,994
                                                              ===========                       ===========
  Net assets as of August 31, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 11,432,282
  Accumulated net realized gain on investments                                     5,508
  Net unrealized appreciation of investments                                      94,410
                                                                            ------------
  Net Assets                                                                $ 11,532,200
                                                                            ============

MONEY MARKET
                                                                 EIGHT MONTHS ENDED
                                                                   AUGUST 31, 1999
                                                              -------------------------
                                                                SHARES        AMOUNT
                                                              -----------   -----------
  Sale of capital shares                                       13,546,991   $13,546,991
  Investment income dividends reinvested                          138,407       138,407
  Redemptions of capital shares outstanding                    (3,003,917)   (3,003,917)
                                                              -----------   -----------
  Net increase in capital shares outstanding                   10,681,481   $10,681,481
                                                                            ===========
  Shares outstanding at beginning of period                            --
                                                              -----------
  Shares outstanding at end of period                          10,681,481
                                                              ===========
  Net assets as of August 31, 1999 are comprised of the following:
  Capital (par value and additional paid-in)                                $10,681,481
                                                                            -----------
  Net Assets                                                                $10,681,481
                                                                            ===========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
SM&R Investments, Inc.

We have audited the accompanying statements of assets and liabilities of SM&R Investments, Inc. (formerly SM&R Capital Funds, Inc.) comprised of SM&R Government Bond Fund (formerly American National Government Income Fund Series), SM&R Primary Fund (formerly American National Primary Fund Series), SM&R Tax Free Fund (formerly American National Tax Free Fund Series) and SM&R Money Market Fund, including the schedule of investments as of August 31, 1999, the related statements of operations for the year then ended (with respect to SM&R Money Market Fund for the period January 1, 1999 to August 31, 1999), the statements of changes in net assets and the financial highlights for each of the two years in the period then ended (with respect to SM&R Money Market Fund for the period January 1, 1999 to August 31, 1999). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1997 were audited by other auditors whose report dated October 10, 1997, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Investments, Inc. as of August 31, 1999, the results of its operations for the year then ended (with respect to SM&R Money Market Fund for the period
January 1, 1999 to August 31, 1999), the changes in its net assets and the financial highlights for each of the two years in the periods then ended (with respect to SM&R Money Market Fund for the period January 1, 1999 to August 31,
1999), in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker, CPA

Philadelphia, Pennsylvania
October 1, 1999

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary
              Terry E. Frank, Vice President and Portfolio Manager

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108